Right-of-use assets by the lessee's underlying asset type (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	₩ 1,112,796
Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	1,077,803
Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	21,994
Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	12,999
Acquisition cost
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	1,357,206
Acquisition cost | Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	1,306,759
Acquisition cost | Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	30,051
Acquisition cost | Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	20,396
Accumulated depreciation
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(244,410)
Accumulated depreciation | Real estate
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(228,956)
Accumulated depreciation | Vehicle
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	(8,057)
Accumulated depreciation | Others
Right-of-use assets by the lessee's underlying asset type [Line Items]
Right-of-use Assets	₩ (7,397)